Expense Example	Jul. 18, 2025 USD ($)
Pacer BlueStar Digital Entertainment ETF | Pacer BlueStar Digital Entertainment ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
Pacer BlueStar Engineering the Future ETF | Pacer BlueStar Engineering the Future ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Pacer Solactive Whitney Future of Warfare ETF | Pacer Solactive Whitney Future of Warfare ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	$ 616